STOCK BASED COMPENSATION - Narrative (Q1) (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 14, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)		1,525,175		1,525,175
Percentage of amount of shares of common stock		5.00%		5.00%
Share-based compensation expense	$ 900,000
Intrinsic value of options exercised		$ 100,000		$ 3,400,000	$ 81,000
Options vested and exercisable (in shares)		2,945,020		3,250,236
Options outstanding and exercisable, intrinsic value		$ 779,000
Cost not yet recognized		$ 152,000
Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognition period		1 year 3 months
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		$ 132,000		$ 246,000
Recognition period				2 years 6 months
Cost not yet recognized		1,500,000		$ 1,200,000
Legacy Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		30,000	$ 181,000
2022 Long-Term Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		$ 132,000